Financial Risk Management - Derivative Financial Instruments Per Category (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative Assets	€ 133,803	€ 153,803
Derivative Assets, Noncurrent	81,777	115,546
Derivative Assets, Current	52,026	38,257
Derivative Liabilities	20,860	67,755
Derivative Liabilities, Noncurrent	1,878	2,808
Derivative Liabilities, Current	18,982	64,947
Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	0	0
Derivative Assets, Noncurrent	0	0
Derivative Liabilities	2,716	3,586
Derivative Liabilities, Noncurrent	1,878	2,808
Cash Flow Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	2,932	8,777
Derivative Liabilities	2,026	36
Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	118,334	141,953
Derivative Assets, Noncurrent	81,777	115,546
Derivative Liabilities	0	0
Derivative Liabilities, Noncurrent	0	0
Other Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	12,537	3,073
Derivative Liabilities	€ 16,118	€ 64,133